License Agreements (Details) $ in Thousands	1 Months Ended
Apr. 30, 2016 USD ($)
License Agreements [Line Items]
Milestone payments	$ 100
Chhak Kamponngsaon Sez Co., Ltd [Member]
License Agreements [Line Items]
Revenue recognized payment	$ 100